SEGMENT INFORMATION - Income Statement Captions by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenues	$ 55,068	$ 57,385	$ 46,587
Direct operating costs	(46,429)	(49,887)	(40,868)
General and administrative expenses	(1,538)	(1,360)	(1,012)
Gain (loss) on acquisitions /dispositions, net	4,304	28	898
Gain (loss) on acquisitions /dispositions, net recorded in equity	394	113	414
Other income (expense), net	51	25	61
Interest income (expense), net	(3,596)	(2,538)	(1,468)
Current income tax (expense) recovery	(775)	(445)	(545)
Preferred equity distributions	0	0
Equity accounted Ajusted EFO	342	314	262
Depreciation and amortisation expense	(3,592)	(3,223)	(2,283)
Impairment reversal (expense), net	(831)	9	(440)
Gain (loss) on acquisitions / dispositions, net	382		925
Gain (loss) on acquisitions / dispositions, net recorded in equity	(394)	(113)	(414)
Current income tax (expense) recovery		(13)	9
Other income (expense), net	(229)	(683)	(95)
Deferred income tax (expense) recovery	830	777	371
Non-cash items attributable to equity accounted investments	(210)	(149)	(249)
Net income (loss)	3,777	240	2,153
Direct costs	50,021	53,110	43,151
Other operating income	(178)	(658)	(34)
Net realized revaluation gain (losses)		(9)	(4)
Gains on sale of property, plant and equipment		15
Net unrealized revaluation gain (losses)	14	(76)	79
Gain (loss) on derecognition and subsequent fair value measurement	(247)
Business separation expenses, stand-up costs and restructuring charges	69	108	52
Transaction costs	53	68	24
Other income			36
Gains (losses) on extinguishment of debt	161		(14)
Other expenses	44	6	31
Current income tax (expense)	775	458	536
Share of net income	132	165	13
Public securities
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net recorded in equity		33	169
GrafTech International Ltd
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net recorded in equity		19	245
Operating segments
Disclosure of operating segments [line items]
Revenues	16,635	17,121	14,426
Direct operating costs	(13,881)	(14,613)	(12,494)
General and administrative expenses	(570)	(533)	(409)
Gain (loss) on acquisitions /dispositions, net	1,914	16	158
Gain (loss) on acquisitions /dispositions, net recorded in equity	127	52	414
Other income (expense), net	19	6	32
Interest income (expense), net	(1,239)	(849)	(477)
Current income tax (expense) recovery	(251)	(133)	(227)
Preferred equity distributions	(83)	(27)
Equity accounted Ajusted EFO	192	195	150
Adjusted EFO	2,863	1,235	1,573
Depreciation and amortisation expense	(1,165)	(1,051)	(780)
Impairment reversal (expense), net	(268)	34	(160)
Gain (loss) on acquisitions / dispositions, net	150		474
Gain (loss) on acquisitions / dispositions, net recorded in equity	(127)	(52)	(414)
Current income tax (expense) recovery		(4)	9
Other income (expense), net	(238)	(258)	(42)
Deferred income tax (expense) recovery	338	306	132
Non-cash items attributable to equity accounted investments	(148)	(112)	(149)
Net income (loss)	1,405	98	643
Operating segments | Digital cloud services
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net	1,711	9
Operating segments | Residential Property Management
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net	67
Operating segments | Technology Services
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net	57
Operating segments | Automotive
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net	41
Operating segments | Other assets
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net	38
Operating segments | Public securities
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net	114	7	14
Operating segments | Secured Debentures
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net	15
Operating segments | Graphite Electrode
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net	9
Operating segments | Advanced Energy Storage Operation
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net	(11)
Operating segments | GrafTech International Ltd
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net			141
Operating segments | Other disposals
Disclosure of operating segments [line items]
Gain (loss) on acquisitions /dispositions, net			3
Unallocated amounts
Disclosure of operating segments [line items]
Revenues	38,433	40,264	32,161
Direct operating costs	(32,548)	(35,274)	(28,374)
General and administrative expenses	(968)	(827)	(603)
Gain (loss) on acquisitions /dispositions, net	2,390	12	740
Gain (loss) on acquisitions /dispositions, net recorded in equity	267	61	0
Other income (expense), net	32	19	29
Interest income (expense), net	(2,357)	(1,689)	(991)
Current income tax (expense) recovery	(524)	(312)	(318)
Preferred equity distributions	83	27
Equity accounted Ajusted EFO	150	119	112
Depreciation and amortisation expense	(2,427)	(2,172)	(1,503)
Impairment reversal (expense), net	(563)	(25)	(280)
Gain (loss) on acquisitions / dispositions, net	232		451
Gain (loss) on acquisitions / dispositions, net recorded in equity	(267)	(61)	0
Current income tax (expense) recovery		(9)	0
Other income (expense), net	9	(425)	(53)
Deferred income tax (expense) recovery	492	471	239
Non-cash items attributable to equity accounted investments	(62)	(37)	(100)
Net income (loss)	2,372	142	1,510
Business services
Disclosure of operating segments [line items]
Revenues	32,410	34,786	29,988
Depreciation and amortisation expense	(1,045)	(684)	(465)
Business services | Operating segments
Disclosure of operating segments [line items]
Revenues	9,261	9,562	9,060
Direct operating costs	(8,246)	(8,830)	(8,383)
General and administrative expenses	(176)	(142)	(146)
Gain (loss) on acquisitions /dispositions, net	155	9	0
Gain (loss) on acquisitions /dispositions, net recorded in equity	21	19	0
Other income (expense), net	0	2	24
Interest income (expense), net	(295)	(155)	(69)
Current income tax (expense) recovery	(127)	(80)	(111)
Preferred equity distributions	0	0
Equity accounted Ajusted EFO	43	42	22
Adjusted EFO	636	427	397
Infrastructure services
Disclosure of operating segments [line items]
Revenues	7,457	7,524	4,457
Depreciation and amortisation expense	(1,174)	(1,220)	(705)
Infrastructure services | Operating segments
Disclosure of operating segments [line items]
Revenues	2,916	2,968	1,928
Direct operating costs	(2,087)	(2,089)	(1,370)
General and administrative expenses	(159)	(146)	(68)
Gain (loss) on acquisitions /dispositions, net	1,717	0	0
Gain (loss) on acquisitions /dispositions, net recorded in equity	0	0	0
Other income (expense), net	16	2	(4)
Interest income (expense), net	(406)	(288)	(152)
Current income tax (expense) recovery	(36)	(19)	(4)
Preferred equity distributions	0	0
Equity accounted Ajusted EFO	109	85	66
Adjusted EFO	2,070	513	396
Industrials
Disclosure of operating segments [line items]
Revenues	15,201	15,075	12,142
Depreciation and amortisation expense	(1,373)	(1,319)	(1,113)
Industrials | Operating segments
Disclosure of operating segments [line items]
Revenues	4,458	4,591	3,438
Direct operating costs	(3,532)	(3,666)	(2,722)
General and administrative expenses	(134)	(135)	(88)
Gain (loss) on acquisitions /dispositions, net	42	7	158
Gain (loss) on acquisitions /dispositions, net recorded in equity	106	33	414
Other income (expense), net	3	2	12
Interest income (expense), net	(393)	(335)	(236)
Current income tax (expense) recovery	(98)	(92)	(159)
Preferred equity distributions	0	0
Equity accounted Ajusted EFO	40	68	62
Adjusted EFO	492	473	879
Corporate and other
Disclosure of operating segments [line items]
Revenues	0	0	0
Depreciation and amortisation expense	0	0	0
Corporate and other | Operating segments
Disclosure of operating segments [line items]
Revenues	0	0	0
Direct operating costs	(16)	(28)	(19)
General and administrative expenses	(101)	(110)	(107)
Gain (loss) on acquisitions /dispositions, net	0	0	0
Gain (loss) on acquisitions /dispositions, net recorded in equity	0	0	0
Other income (expense), net	0	0	0
Interest income (expense), net	(145)	(71)	(20)
Current income tax (expense) recovery	10	58	47
Preferred equity distributions	(83)	(27)
Equity accounted Ajusted EFO	0	0	0
Adjusted EFO	$ (335)	$ (178)	$ (99)